Segment Information - Schedule of Financial Information by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net sales	$ 5,935	$ 2,660	$ 21,335	$ 14,278
Gross profit	1,909	1,418	11,682	9,346
Direct expenses	36,568	24,616	159,693	84,043
Segment contribution	(34,659)	(23,198)	(148,011)	(74,697)
Indirect expenses	6,955	21,197	(38,953)	77,228
Loss from operations	(41,614)	(44,395)	(109,058)	(151,925)
Components of other
Change in fair value of contingent consideration liability	4,849	20,656	(41,145)	(55,566)
Change In Fair Value Of Contingent Stock Consideration	1,565
Cell Therapy
Segment Reporting Information [Line Items]
Direct expenses	21,213	16,287	85,107	51,470
Segment contribution	(21,213)	(16,287)	(85,107)	(51,470)
Biobanking
Segment Reporting Information [Line Items]
Net sales	1,283	1,264	5,522	5,556
Gross profit	335	540	1,873	3,262
Direct expenses	626	252	2,119	1,653
Segment contribution	(291)	288	(246)	1,609
Degenerative Disease
Segment Reporting Information [Line Items]
Net sales	4,652	1,396	15,813	8,722
Gross profit	1,574	878	9,809	6,084
Direct expenses	1,459	2,014	8,450	10,348
Segment contribution	115	(1,136)	1,359	(4,264)
Other
Segment Reporting Information [Line Items]
Direct expenses	13,270	6,063	64,017	20,573
Segment contribution	(13,270)	(6,063)	(64,017)	(20,573)
Indirect expenses	6,955	21,197	(38,953)	77,228
Components of other
Change in fair value of contingent consideration liability	4,849	20,656	(41,145)	(55,566)
Change In Fair Value Of Contingent Stock Consideration	1,565
Impairment of acquired intangible assets				129,400
Amortization	541	541	2,192	3,394
Total other	$ 6,955	$ 21,197	$ (38,953)	$ 77,228